License Agreement (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 22, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Revenues	$ 100,000	$ 318,000	$ 318,000	$ 675,000	$ 548,000	$ 225,254	$ 1,268,988
Agreement term	3 years
Distributor License Fees [Member]
Revenues		$ 11,000	$ 9,000	$ 17,000	$ 15,000		$ 31,788